Consolidated Balance Sheets (Parenthetical) - $ / shares	Nov. 30, 2019	Feb. 23, 2019	Feb. 24, 2018
Statement of Financial Position [Abstract]
Preferred stock, par value (in dollars per share)	$ 0.01	$ 0.01	$ 0.01
Preferred stock, shares authorized (in shares)	30,000,000	30,000,000	30,000,000
Preferred stock, shares outstanding (in shares)	0	0	0
Preferred stock, shares issued (in shares)	0	0	0
Common stock, par value (in dollars per share)	$ 0.01	$ 0.01	$ 0.01
Common stock, shares authorized (in shares)	1,000,000,000	1,000,000,000	1,000,000,000
Common stock, shares outstanding (in shares)	279,597,312	277,882,010	279,654,028
Common stock shares issued (in shares)	279,597,312	277,882,010	279,654,028
Treasury stock, at cost (in shares)	1,772,018	1,772,018	0